UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: October 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / OCTOBER 31, 2008

SMASh Series M Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

What’s inside

Letter from the chairman	I
Fund overview	1
Portfolio at a glance – SMASh Series M Portfolio	5
Fund expenses	6
Fund performance	8
Historical performance	9
SMASh Series M Fund
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14
Report of independent registered public accounting firm	21
Additional information	22
Important tax information	29
SMASh Series M Portfolio
Schedule of investments	30
Statement of assets and liabilities	37
Statement of operations	38
Statements of changes in net assets	39
Financial highlights	40
Notes to financial statements	41
Report of independent registered public accounting firm	53
Additional information	54

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s and the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for SMASh Series M Fund for the year ended October 31, 2008.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 28, 2008

SMASh Series M Fund | I

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Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management. The Fund invests in securities through an underlying mutual fund, SMASh Series M Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. Under normal market conditions, the Portfolio expects to invest primarily in a combination of U.S. dollar denominated and non-U.S. dollar denominated investment grade debt obligations of both U.S. and non-U.S. issuers (including emerging market issuers) and in derivatives and other instruments relating to such investments. The Portfolio intends to invest a substantial portion of its assets in mortgage-related securities, U.S. government securities and money market instruments. The mortgage-related securities in which the Portfolio intends to invest include securities issued by agencies of the U.S. government or by private companies, including commercial mortgage-backed securities. Additionally, the Portfolio intends to invest in asset-backed and inflation-protected securities and to engage in dollar rolls on mortgage-related securities.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the fiscal year, the U.S. bond market experienced periods of increased volatility. Changing perceptions regarding the economy, inflation and future Federal Reserve Board (“Fed”)[i] monetary policy caused bond prices to fluctuate. Two- and 10-year Treasury yields began the reporting period at 3.94% and 4.48%, respectively. Treasury yields moved lower – and their prices moved higher – toward the end of 2007 and during the first quarter of 2008, as concerns regarding the subprime mortgage market and a severe credit crunch caused a “flight to quality.” During this period, investors were drawn to the relative safety of Treasuries, while increased risk aversion caused other segments of the bond market to falter.

Treasury yields then moved higher in April, May and early June 2008, as the economy performed better than expected and inflation moved higher. Over this period, riskier fixed-income asset classes, such as high-yield bonds and emerging market debt rallied. However, the credit crunch resumed in mid-June, resulting in another flight to quality. Investors’ risk aversion then intensified in September and October 2008 given the severe disruptions in the

SMASh Series M Fund 2008 Annual Report | 1

Fund overview continued

global financial markets. During this time, virtually every asset class, with the exception of short-term Treasuries, performed poorly. At the end of the fiscal year, two- and 10-year Treasury yields were 1.56% and 4.01%, respectively.

The Fed attempted to stimulate economic growth by cutting the federal funds rateii from 5.25% to 2.00% from September 2007 through April 2008. It then held rates steady until October 2008, citing inflationary pressures triggered by soaring oil prices. However, with the global economy moving toward a recession, oil prices falling sharply, and the financial markets in disarray, the Fed lowered interest rates twice in October 2008. The first cut occurred on October 8th, as the Fed and several other central banks around the world lowered rates in a coordinated effort. At that time, the Fed reduced the federal funds rate from 2.00% to 1.50%. Three weeks later, at its regularly scheduled meeting on October 29th, the Fed lowered rates from 1.50% to 1.00%. The Fed also left the door open to further actions, saying: “The Committee will monitor economic and financial developments carefully and will act as needed to promote sustainable economic growth and price stability.”

Q. How did we respond to these changing market conditions?

A. Market conditions were challenging in the last 12-month reporting period, which affected the Fund’s performance. Many asset prices remained well below their fundamental value as a result of market fears. We underestimated the degree to which the entire financial superstructure would decline. Despite the difficult market environment, we believed that our focus on spread sectors, such as mortgage-related securities, was still valid.

Performance review

For the 12 months ended October 31, 2008, SMASh Series M Fund returned -5.07%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Fixed-Rate Mortgage Backed Securities Indexiii, returned 4.62% for the same period.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. The Fund represents only a portion of a separately managed account, and clients utilize the Fund to gain exposure to certain types of securities included in the strategies for the separately managed account. It is important to bear in mind that investment returns for these strategies are contingent upon the performance of the separately managed account — not just the performance of the Fund. Investors should understand that the Fund is managed within the context of the separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, please keep in mind, the Fund performance shown does not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Your Financial Professional can discuss fees and expenses and the effect of such fees and expenses on performance with you in greater detail.

2 | SMASh Series M Fund 2008 Annual Report

PERFORMANCE SNAPSHOT as of October 31, 2008 (unaudited)

	6 MONTHS	12 MONTHS

SMASh Series M Fund	-6.21%	-5.07%
Barclays Capital U.S. Fixed-Rate Mortgage Backed Securities Index	0.00%	4.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted for the deduction of taxes that a shareholder would pay on Fund distributions.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager.

The 30-Day SEC Yield for the period ended October 31, 2008 was 5.63%. Absent a current expense reimbursement agreement, the 30-Day SEC Yield would have been 5.44%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated February 20, 2008, amended as of April 10, 2008, the gross total operating expense ratio was 1.77%. As a result of an expense reimbursement agreement, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.00%.

The Fund’s manager has entered into an expense reimbursement agreement with the Fund, which expires on February 28, 2010, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

SMASh Series M Fund 2008 Annual Report | 3

Fund overview continued

Q. What were the most significant factors affecting Fund performance?

A. Our tactically neutral to long durationiv position was a contributor to performance as interest rates fell over the reporting period. Our portfolio positioning in anticipation of the yield curvev steepening, primarily using Eurodollars, was beneficial to performance as the front end of the curve declined more than other parts of the curve. Relative to the benchmark, an overweight to Fannie Mae 30-year mortgage-backed securities was also beneficial to performance as Fannie Mae mortgages performed slightly better than other agency counterparts. Our exposure to non-agency mortgage-backed securities, especially our concentration in the Alternative A-Paper (“Alt-A”)vi space, negatively impacted performance due to the slowing housing market.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund during the reporting period.

Thank you for your investment in SMASh Series M Fund. As always, we appreciate that you have chosen us to manage your assets.

Sincerely,

Western Asset Management Company

November 18, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in fixed-income securities are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s portfolio. There is also a risk that an issuer will be unable to make principal and/or interest payments. Foreign securities are subject to the additional risks of fluctuations in foreign exchange rates, changes in political and economic conditions, foreign taxation and differences in auditing and financial standards. These risks are magnified in emerging markets. The Fund may use derivatives, such as futures and options, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Barclays Capital (formerly Lehman Brothers) U.S. Fixed-Rate Mortgage Backed Securities Index is an unmanaged index composed of securities backed by 15-year to 30-year fixed-rate mortgage pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

iv

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[v]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vi

Alternative A-Paper (“Alt-A”) is a classification of mortgages where the risk profile falls between prime and subprime. The borrowers behind these mortgages will typically have clean credit histories, but the mortgage itself will generally have some issues that increase its risk profile.

4 | SMASh Series M Fund 2008 Annual Report

Portfolio at a glance (unaudited)
SMASh Series M Portfolio

The Fund invests all of its investable assets in SMASh Series M Portfolio, the investment breakdown of which is shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments — October 31, 2008

SMASh Series M Fund 2008 Annual Report | 5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2008 and held for the six months ended October 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2,3]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[3,4]

SMASh Series M Fund	(6.21)%	$1,000.00	$937.90	0.00%	$0.00

[1]	For the six months ended October 31, 2008.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

6 | SMASh Series M Fund 2008 Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[2,3]

SMASh Series M Fund	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended October 31, 2008.

[2]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[3]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SMASh Series M Fund 2008 Annual Report | 7

Fund performance (unaudited)

AVERAGE ANNUAL TOTAL RETURNS†
SMASh Series M Fund
Twelve Months Ended 10/31/08	(5.07)%
Inception* through 10/31/08	(0.90)%

CUMULATIVE TOTAL RETURN†
Inception date of 12/27/06 through 10/31/08	(1.65)%

†

Total returns will fluctuate and past performance is no guarantee of future results. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Total returns for periods of less than one year are not annualized.

*	Inception date of the Fund is December 27, 2006.

8 | SMASh Series M Fund 2008 Annual Report

Historical performance (unaudited)

VALUE OF $10,000 INVESTED IN SMASh SERIES M FUND VS. BARCLAYS CAPITAL U.S. FIXED RATE MORTGAGE BACKED SECURITIES INDEX† — December 27, 2006 - October 2008

†

Hypothetical illustration of $10,000 invested in SMASh Series M Fund on December 27, 2006 through October 31, 2008. The Barclays Capital (formerly Lehman Brothers) U.S. Fixed-Rate Mortgage Backed Securities Index is an unmanaged index composed of securities backed by 15-year to 30-year fixed-rate mortgage pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager.

SMASh Series M Fund 2008 Annual Report | 9

Statement of assets and liabilities
October 31, 2008

ASSETS:
Investment, in SMASh Series M Portfolio, at value	$108,424,375
Receivable for Fund shares sold	428,800
Receivable from investment manager	16,756
Prepaid expenses	21,113

Total Assets	108,891,044

LIABILITIES:
Payable for Fund shares repurchased	301,166
Trustees’ fees payable	159
Accrued expenses	41,469

Total Liabilities	342,794

TOTAL NET ASSETS	$108,548,250

NET ASSETS:
Par value (Note 3)	$121
Paid-in capital in excess of par value	119,126,909
Undistributed net investment income	945,319
Accumulated net realized loss on investment	(740,104)
Net unrealized depreciation on investment	(10,783,995)

TOTAL NET ASSETS	$108,548,250

Shares Outstanding	12,127,210
Net Asset Value	$8.95

See Notes to Financial Statements.

10 | SMASh Series M Fund 2008 Annual Report

Statement of operations
For the Year Ended October 31, 2008

INVESTMENT INCOME:
Income from SMASh Series M Portfolio	$5,456,078

EXPENSES:
Shareholder reports	52,373
Registration fees	32,575
Legal fees	27,223
Audit and tax	18,450
Transfer agent fees	12,123
Trustees’ fees	1,659
Insurance	797
Miscellaneous expenses	5,989

Total Expenses	151,189
Less: Expense reimbursements (Note 2)	(151,189)

NET INVESTMENT INCOME	5,456,078

REALIZED AND UNREALIZED LOSS FROM SMASh SERIES M PORTFOLIO (NOTE 1):
Net Realized Loss	(525,114)
Change in Net Unrealized Appreciation/Depreciation	(10,849,978)

NET LOSS FROM SMASh SERIES M PORTFOLIO	(11,375,092)

DECREASE IN NET ASSETS FROM OPERATIONS	$(5,919,014)

See Notes to Financial Statements.

SMASh Series M Fund 2008 Annual Report | 11

Statements of changes in net assets

FOR THE YEARS ENDED OCTOBER 31,	2008	2007 †

OPERATIONS:
Net investment income	$5,456,078	$443,056
Net realized gain (loss)	(525,114)	617,416
Change in net unrealized appreciation/depreciation	(10,849,978)	65,983

Increase (Decrease) in Net Assets From Operations	(5,919,014)	1,126,455

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(4,795,386)	(349,346)
Net realized gains	(641,489)	—

Decrease in Net Assets From Distributions to Shareholders	(5,436,875)	(349,346)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	109,309,719	43,944,873
Cost of shares repurchased	(33,239,742)	(887,820)

Increase in Net Assets From Fund Share Transactions	76,069,977	43,057,053

INCREASE IN NET ASSETS	64,714,088	43,834,162

NET ASSETS:
Beginning of year	43,834,162	—

End of year*	$108,548,250	$43,834,162

* Includes undistributed net investment income of:	$945,319	$104,363

† For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

12 | SMASh Series M Fund 2008 Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008	2007 [1]

NET ASSET VALUE, BEGINNING OF YEAR	$10.00	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.49	0.37
Net realized and unrealized loss	(0.97)	(0.02)

Total income (loss) from operations	(0.48)	0.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.35)
Net realized gain	(0.11)	—

Total distributions	(0.57)	(0.35)

NET ASSET VALUE, END OF YEAR	$8.95	$10.00

Total return[2]	(5.07)%	3.59%

NET ASSETS, END OF YEAR (000S)	$108,548	$43,834

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3,4]	0.26%	1.77%[5]
Net expenses[6,7]	0.00	0.00 [5]
Net investment income	5.64	5.17 [5]
PORTFOLIO TURNOVER RATE	90%[8]	5.53%[8]

[1]	For the period December 27, 2006 (inception date) to October 31, 2007.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Includes the Fund’s share of SMASh Series M Portfolio’s allocated expenses.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[5]	Annualized.

[6]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 582% for the year ended October 31, 2008 and 647% for the period ended October 31, 2007.

See Notes to Financial Statements.

SMASh Series M Fund 2008 Annual Report | 13

Notes to financial statements

1. Organization and significant accounting policies

SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series M Portfolio (the “Portfolio”) a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (99.99% at October 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Method of allocation. All the net investment income and net realized and unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(d) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential

14 | SMASh Series M Fund 2008 Annual Report

real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(e) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS

(a)	$180,264	$(180,264)

(a)

Reclassifications are primarily due to differences between book and tax amortization of premium on fixed income securities, income from mortgage backed securities treated as capital gains for tax purposes, book/tax differences in the treatment of swaps and foreign currency transactions treated as ordinary income for tax purposes.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s and the Portfolio’s

SMASh Series M Fund 2008 Annual Report | 15

Notes to financial statements continued

subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund and the Portfolio. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio, a fee of 0.087% of the Portfolio’s daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement agreement with the Fund which expires on February 28, 2010 pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. During the year ended October 31, 2008, the Fund was reimbursed for expenses amounting to $151,189.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At October 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	YEAR ENDED OCTOBER 31, 2008	PERIOD ENDED OCTOBER 31, 2007†

Shares sold	11,186,293	4,474,377
Shares repurchased	(3,443,758)	(89,702)

Net increase	7,742,535	4,384,675

†	For the period December 27, 2006 (inception date) to October 31, 2007.

4. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

	RECORD DATE	PAYABLE DATE

Net investment income	11/17/2008	11/18/2008	$0.047960
Long-term capital gains	12/11/2008	12/12/2008	$0.116772
Net investment income	12/15/2008	12/16/2008	$0.125312

16 | SMASh Series M Fund 2008 Annual Report

The tax character of distributions paid during the fiscal years ended October 31, is as follows:

	2008	2007

Distributions paid from:
Ordinary income	$5,324,147	$349,346
Net long-term capital gains	112,728	—

Total taxable distributions	$5,436,875	$349,346

As of October 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income - net	$945,319
Undistributed long-term capital gains - net	1,400,842

Total undistributed earnings	$2,346,161

Other book/tax temporary differences(a)	(2,100,769)
Unrealized appreciation/(depreciation)(b)	(10,824,172)

Total accumulated earnings/(losses) - net	$(10,578,780)

(a)	Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premiums on fixed income securities.

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

SMASh Series M Fund 2008 Annual Report | 17

Notes to financial statements continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

18 | SMASh Series M Fund 2008 Annual Report

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

SMASh Series M Fund 2008 Annual Report | 19

Notes to financial statements continued

7. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

20 | SMASh Series M Fund 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of SMASh Series M Fund, a series of Legg Mason Partners Institutional Trust, as of October 31, 2008 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series M Fund as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2008

SMASh Series M Fund 2008 Annual Report | 21

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of the SMASh Series M Fund (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES
ELLIOTT J. BERV c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC, (“Legg Mason”) 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001)

A. BENTON COCANOUGHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

22 | SMASh Series M Fund

JANE F. DASHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

MARK T. FINN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

RAINER GREEVEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SMASh Series M Fund | 23

Additional information (unaudited) continued
Information about Trustees and Officers

STEPHEN R. GROSS c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities)
(since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR. c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

24 | SMASh Series M Fund

SUSAN M. HEILBRON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SUSAN B. KERLEY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds); Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

SMASh Series M Fund | 25

Additional information (unaudited) continued
Information about Trustees and Officers

R. RICHARDSON PETTIT c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3] Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 163 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee	148
Other board member- ships held by Trustee	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
OFFICERS
FRANCES M. GUGGINO Legg Mason 55 Water Street New York, NY 10041
Birth year	1957
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”) (from 1999 to 2004)

26 | SMASh Series M Fund

TED P. BECKER Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

SMASh Series M Fund | 27

Additional information (unaudited) continued
Information about Trustees and Officers

DAVID CASTANO Legg Mason 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessor (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

28 | SMASh Series M Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2008:

Record date:	12/12/2007
Payable date:	12/13/2007
Long-term capital gain dividend	$0.018881

Please retain this document for your records.

SMASh Series M Fund | 29

Schedule of investments
October 31, 2008

SMASh SERIES M PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 72.2%

	FHLMC — 18.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$8,514	6.041% due 2/1/32 (a)(b)	$8,678
542,791	5.500% due 11/1/35 (b)	530,064
547,263	5.633% due 5/1/37 (a)(b)	554,048
19,371,653	Gold, 5.500% due 12/1/37-4/1/38 (b)	18,905,914
340,194	One Year CMT ARM, 6.052% due 3/1/33 (a)(b)	349,677

	Total FHLMC	20,348,381

	FNMA — 47.0%
	Federal National Mortgage Association (FNMA):
4,700,000	5.000% due 11/18/23-11/13/38 (b)(c)	4,528,297
6,070,000	5.500% due 11/18/23-12/11/38 (b)(c)	5,992,235
2,200,000	6.000% due 11/18/23 (b)(c)	2,215,468
33,952	5.060% due 5/1/32 (a)(b)	34,354
139,623	5.593% due 7/1/32 (a)(b)	140,116
152,497	4.430% due 1/1/33 (a)(b)	153,962
25,377,003	5.000% due 1/1/35-3/1/38 (b)	24,079,269
3,352,410	5.500% due 11/1/36-6/1/38 (b)	3,278,200
998,488	4.500% due 6/1/37-2/1/38 (b)	907,310
4,565,272	6.000% due 6/1/37-12/1/47 (b)	4,546,495
5,000,000	6.500% due 11/13/38 (b)(c)	5,067,970

	Total FNMA	50,943,676

	GNMA — 6.4%
	Government National Mortgage Association (GNMA):
99,653	6.500% due 8/20/38	100,022
2,800,000	5.000% due 11/19/38 (c)	2,671,813
2,400,000	6.000% due 11/19/38 (c)	2,399,827
1,800,000	6.500% due 11/19/38 (c)	1,819,406

	Total GNMA	6,991,068

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $79,800,059)	78,283,125

ASSET-BACKED SECURITIES — 11.8%

FINANCIALS — 11.8%

	Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 4.660% due 1/15/12 (a)	91,052

	Home Equity — 9.7%
95,196	ABFS Mortgage Loan Trust, 3.759% due 4/25/34 (a)(d)	83,810
	ACE Securities Corp.:
112,829	3.389% due 2/25/31 (a)	93,290
146,759	3.659% due 8/25/45 (a)	130,590
35,628	AFC Home Equity Loan Trust, 3.559% due 6/25/30 (a)	24,289
90,479	Amortizing Residential Collateral Trust, 3.539% due 1/1/32 (a)(e)	63,335
14,148	Asset-Backed Securities Corp., Home Equity Loan Trust,
	5.100% due 11/15/31 (a)	12,347

See Notes to Financial Statements.

30 | SMASh Series M Portfolio 2008 Annual Report

SMASh SERIES M PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

	Home Equity — 9.7% continued
$600,000	Bayview Financial Acquisition Trust, 3.705% due 2/28/40 (a)(d)(e)	$450,000
	Bear Stearns Asset-Backed Securities Trust:
150,449	3.609% due 9/25/34 (a)	140,722
205,452	3.539% due 2/25/36 (a)	187,218
163,896	4.509% due 8/25/37 (a)	140,976
47,424	Bravo Mortgage Asset Trust, 3.389% due 7/25/36 (a)(d)(e)	46,002
45,804	CDC Mortgage Capital Trust, 3.879% due 1/25/33 (a)	31,435
676,909	Citigroup Mortgage Loan Trust Inc., 3.659% due 11/25/46 (a)(d)(e)	470,350
	Countrywide Asset-Backed Certificates:
90,242	3.919% due 4/25/32 (a)	66,222
17,598	3.999% due 2/25/33 (a)	13,883
241,965	3.759% due 8/26/33 (a)	219,241
219,877	Countrywide Home Equity Loan Trust, 5.900% due 8/15/37 (a)(e)	131,926
	Ellington Loan Acquisition Trust:
218,874	4.259% due 5/26/37 (a)(d)	202,402
200,000	4.509% due 5/29/37 (a)(d)	111,764
307,644	EMC Mortgage Loan Trust, 3.709% due 12/25/42 (a)(d)	260,426
79,733	FBR Securitization Trust, 3.519% due 10/25/35 (a)	76,356
161,827	Fremont Home Loan Trust, 3.359% due 8/25/36 (a)	148,375
	GMAC Mortgage Corp. Loan Trust:
217,255	4.009% due 2/25/31 (a)(d)	174,053
164,044	3.469% due 11/25/36 (a)	65,833
179,647	3.329% due 12/25/36 (a)	105,598
	GSAA Home Equity Trust:
2,880,000	3.579% due 4/25/37 (a)	1,369,554
2,780,000	3.559% due 5/25/47 (a)	1,005,739
167,392	GSAMP Trust, 3.659% due 2/25/33 (a)	125,001
	Lehman XS Trust:
129,401	3.349% due 2/25/37 (a)	117,422
146,421	3.389% due 6/25/37 (a)	120,828
797,858	Merrill Lynch First Franklin Mortgage Loan Trust, 4.759% due 10/25/37 (a)(e)	728,045
10,670	Morgan Stanley ABS Capital I, 3.579% due 3/25/35 (a)	7,713
	Morgan Stanley Mortgage Loan Trust:
113,271	3.349% due 9/25/36 (a)	98,912
54,054	3.379% due 10/25/36 (a)	52,030
123,046	Natixis Real Estate Capital Trust, 3.389% due 7/25/37 (a)	110,649
	RAAC Series:
86,364	3.529% due 5/25/36 (a)(d)	70,119
1,649,654	4.459% due 9/25/47 (a)(e)	1,426,951
20,444	Renaissance Home Equity Loan Trust, 3.689% due 6/25/33 (a)	15,219
37,531	SACO I Trust, 3.609% due 9/25/35 (a)	19,830
624,048	Securitized Asset Backed Receivables LLC, 3.489% due 2/25/37 (a)	356,022
151,489	SG Mortgage Securities Trust, 3.499% due 12/25/36 (a)(e)	109,072
6,427	Southern Pacific Secured Assets Corp., 3.599% due 7/25/29 (a)	4,926

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Annual Report | 31

Schedule of investments continued
October 31, 2008

SMASh SERIES M PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

	Home Equity — 9.7% continued
	Structured Asset Securities Corp.:
$79,663	3.559% due 4/25/31 (a)(d)(e)	$61,030
1,331,308	3.509% due 11/25/37 (a)(e)	1,198,177
48,348	Wachovia Asset Securitization Inc., 3.689% due 12/25/32 (a)	37,819

	Total Home Equity	10,485,501

	Manufactured Housing — 0.9%
710,000	Bank of America Manufactured Housing Contract Trust,
	6.900% due 4/10/28 (a)	942,105

	Student Loan — 1.1%
110,241	MSCC HELOC Trust, 3.449% due 7/25/17 (a)	75,536
1,300,000	Nelnet Student Loan Trust, 5.015% due 4/25/24 (a)(e)	1,087,399
3,632	Residential Asset Mortgage Products Inc., 3.939% due 3/25/33 (a)	2,141
96,073	SLM Student Loan Trust, 3.525% due 7/25/17 (a)	95,747

	Total Student Loan	1,260,823

	TOTAL ASSET-BACKED SECURITIES (Cost — $15,725,641)	12,779,481

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.3%

46,714	Adjustable Rate Mortgage Trust, 4.999% due 1/25/36 (a)	36,190
124,552	American Home Mortgage Assets, 3.449% due 9/25/46 (a)	66,653
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46	234,114
	Banc of America Funding Corp.:
115,035	4.128% due 6/20/35 (a)	60,387
2,271,558	5.991% due 5/20/36 (a)	1,475,040
2,199,208	BCAP LLC Trust, 3.449% due 10/25/36 (a)	1,350,254
1,656,072	Bear Stearns Alt-A Trust, 3.609% due 9/25/34 (a)	1,043,236
	Bear Stearns ARM Trust:
54,488	4.265% due 1/25/35 (a)	54,420
128,065	5.084% due 1/25/35 (a)	118,564
744,884	Bear Stearns Second Lien Trust, 3.479% due 12/25/36 (a)(d)	465,621
1,324,786	Bear Stearns Structured Products Inc., 3.859% due 9/25/37 (a)(d)(e)	1,318,891
228,315	Chevy Chase Mortgage Funding Corp., 3.539% due 1/25/35 (a)(d)	202,436
1,566,829	Commercial Mortgage Lease-Backed Certificates, 6.746% due 6/20/31 (d)	1,481,613
	Countrywide Alternative Loan Trust:
156,105	3.499% due 6/25/35 (a)	92,731
118,847	4.508% due 7/20/35 (a)	75,266
63,451	4.508% due 5/20/46 (a)	33,446
206,251	3.449% due 9/25/46 (a)	101,721
180,409	3.389% due 3/25/47 (a)	99,340
	Countrywide Home Loans:
371,419	3.659% due 9/25/35 (a)(d)	300,053
49,674	3.509% due 3/25/36 (a)	28,151
164,438	Mortgage Pass-Through Trust, 3.559% due 5/25/35 (a)	98,909
157,579	Credit Suisse First Boston Mortgage Securities Corp.,
	3.909% due 11/25/31 (a)	141,277

See Notes to Financial Statements.

32 | SMASh Series M Portfolio 2008 Annual Report

SMASh SERIES M PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.3% continued

	Credit Suisse Mortgage Capital Certificates:
$2,000,000	5.658% due 3/15/39 (a)	$1,590,136
531,000	5.467% due 9/15/39	401,918
1,090,000	Deutsche Mortgage Securities Inc., 5.093% due 6/26/35 (a)(d)	944,597
350,194	Downey Savings & Loan Association Mortgage Loan Trust, 3.585% due 3/19/47 (a)	98,547
	GSMPS Mortgage Loan Trust:
807,934	3.609% due 3/25/35 (a)(d)	741,285
163,759	3.609% due 9/25/35 (a)(d)	131,381
	GSR Mortgage Loan Trust:
85,460	6.300% due 12/25/34 (a)	71,302
122,323	3.699% due 5/25/35 (a)	82,735
	Harborview Mortgage Loan Trust:
170,239	4.478% due 5/19/47 (a)	101,385
180,127	4.498% due 7/19/47 (a)	89,705
243,537	4.259% due 11/25/47 (a)	150,993
586,058	IMPAC Secured Assets Corp., 3.579% due 3/25/36 (a)	394,257
579,566	Indymac INDA Mortgage Loan Trust, 6.216% due 11/25/37 (a)	440,132
	Indymac Index Mortgage Loan Trust:
89,708	3.559% due 7/25/35 (a)	51,660
194,268	3.459% due 6/25/47 (a)	108,006
547,302	La Hipotecaria SA, 5.500% due 12/23/36 (a)(d)(e)	443,315
	Lehman XS Trust:
303,627	3.559% due 11/25/35 (a)	177,803
161,146	3.519% due 2/25/46 (a)	87,048
346,160	3.479% due 4/25/46 (a)	179,535
	Luminent Mortgage Trust:
81,735	3.429% due 12/25/36 (a)	43,502
164,128	3.449% due 5/25/46 (a)	92,849
	MASTR ARM Trust:
292,152	4.179% due 5/25/34 (a)	287,490
128,228	4.797% due 9/25/35 (a)	76,190
2,080,781	5.653% due 11/25/35 (a)(d)	1,362,859
200,000	3.559% due 5/25/47 (a)	43,550
2,330,717	Merrill Lynch Mortgage Investors Trust, 5.836% due 3/25/36 (a)	1,499,189
373,152	Morgan Stanley Mortgage Loan Trust, 3.479% due 2/25/47 (a)	175,544
53,388	Provident Funding Mortgage Loan Trust, 5.737% due 5/25/35 (a)	46,903
	Residential Accredit Loans Inc.:
190,685	3.509% due 2/25/36 (a)	101,916
2,580,000	6.000% due 8/25/36	1,335,924
2,352,669	3.619% due 1/25/37 (a)	1,282,583
178,450	3.409% due 2/25/37 (a)	102,578

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Annual Report | 33

Schedule of investments continued
October 31, 2008

SMASh SERIES M PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.3% continued

$91,807	Structured Adjustable Rate Mortgage Loan Trust, 3.579% due 10/25/35 (a)	$52,526
	Structured Asset Mortgage Investments Inc.:
338,212	3.489% due 2/25/36 (a)	183,642
345,183	3.469% due 4/25/36 (a)	194,234
376,526	3.469% due 8/25/36 (a)	210,715
289,641	3.459% due 9/25/37 (a)	259,668
	Thornburg Mortgage Securities Trust:
402,469	6.213% due 9/25/37 (a)	327,407
419,085	6.215% due 9/25/37 (a)	345,329
479,123	3.364% due 5/25/46 (a)	443,839
519,325	3.369% due 6/25/46 (a)	513,821
698,196	3.429% due 11/25/46 (a)	694,488
	WaMu Mortgage Pass-Through Certificates:
1,060,000	5.950% due 8/25/36 (a)	848,000
126,983	3.579% due 1/25/45 (a)	80,411
238,130	3.735% due 1/25/46 (a)	129,371
261,279	3.625% due 9/25/46 (a)	125,414
	Washington Mutual Inc.:
545,687	3.659% due 1/25/45 (a)	298,144
510,227	3.579% due 7/25/45 (a)	297,774
170,387	3.529% due 12/25/45 (a)	98,577
255,581	3.549% due 12/25/45 (a)	145,703
559,349	Zuni Mortgage Loan Trust, 3.389% due 8/25/36 (a)	535,835

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $34,811,320)	27,400,028

CORPORATE BONDS & NOTES — 0.2%

FINANCIALS — 0.1%

	Thrifts & Mortgage Finance — 0.1%
200,000	Countrywide Financial Corp., 3.418% due 3/24/09 (a)	196,237

INDUSTRIALS — 0.1%

	Airlines — 0.1%
73,889	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11	63,544

	TOTAL CORPORATE BONDS & NOTES (Cost — $266,804)	259,781

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.9%

	U.S. Government Agencies — 2.9%
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes, 5.000% due 12/14/18 (b)	2,730,573
	Federal National Mortgage Association (FNMA):
200,000	6.250% due 2/1/11 (b)	207,514
190,000	Subordinated Notes, 5.250% due 8/1/12 (b)	190,070

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,335,983)	3,128,157

See Notes to Financial Statements.

34 | SMASh Series M Portfolio 2008 Annual Report

SMASh SERIES M PORTFOLIO
CONTRACTS	SECURITY	VALUE

PURCHASED OPTION — 0.0%

200	U.S. Treasury Notes 10-Year Futures, Call @ $136.00,
	expires 11/21/08 (Cost — $4,125)	$3,125

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $133,943,932)	121,853,697

FACE AMOUNT

SHORT-TERM INVESTMENTS—8.6%

	U.S. Government Agencies—3.3%
$900,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes,
	2.329% due 1/23/09 (b)(f)	897,904
	Federal National Mortgage Association (FNMA), Discount Notes:
1,599,000	1.262%-2.591% due 12/15/08 (b)(f)(g)	1,595,189
245,000	1.303% due 12/16/08 (b)(f)(g)	244,602
900,000	2.339% due 1/20/09 (b)(f)	897,981

	Total U.S. Government Agencies (Cost — $3,630,357)	3,635,676

	Repurchase Agreements—5.3%
5,370,000	Merrill Lynch repurchase agreement dated 10/31/08, 0.150%
	due 11/3/08; Proceeds at maturity — $5,370,067; (Fully collateralized
	by U.S. government agency obligation, 4.000% due 7/7/11;
	Market value — $5,477,400)	5,370,000
330,000	Morgan Stanley repurchase agreement dated 10/31/08, 0.100%
	due 11/3/08; Proceeds at maturity — $330,003; (Fully collateralized
	by U.S. government agency obligation, 6.000% due 4/28/16;
	Market value — $336,600)	330,000

	Total Repurchase Agreements (Cost — $5,700,000)	5,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $9,330,357)	9,335,676

	TOTAL INVESTMENTS — 121.0% (Cost — $143,274,289#)	131,189,373
	Liabilities in Excess of Other Assets — (21.0)%	(22,763,012)

	TOTAL NET ASSETS — 100.0%	$108,426,361

(a)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.

(b)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is $143,314,615.

Abbreviations used in this schedule:
ARM	—	Adjustable Rate Mortgage
CMT	—	Constant Maturity Treasury
GMAC	—	General Motors Acceptance Corp.
GSAMP	—	Goldman Sachs Alternative Mortgage Products
HELOC	—	Home Equity Line of Credit
MASTR	—	Mortgage Asset Securitization Transactions Inc.

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Annual Report | 35

Schedule of investments continued
October 31, 2008

SMASh SERIES M PORTFOLIO

SCHEDULE OF WRITTEN OPTIONS (unaudited)
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE

20	Eurodollar Futures, Call	3/16/09	$98.00	$11,750
15	Eurodollar Futures, Call	3/16/09	97.50	21,750
35	Eurodollar Futures, Call	3/16/09	97.75	31,719
25	Eurodollar Futures, Put	6/15/09	96.75	12,031
50	Eurodollar Futures, Put	6/15/09	97.50	37,500
50	Eurodollar Futures, Put	6/15/09	97.63	58,125
25	U.S. Treasury 5-Year Notes Futures, Put	11/21/08	111.50	5,469
25	U.S. Treasury 5-Year Notes Futures, Put	11/21/08	112.00	7,813
25	U.S. Treasury 10-Year Bonds Futures, Call	11/21/08	118.00	3,906
15	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	119.00	2,578
50	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	117.50	9,375
31	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	115.50	14,047
45	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	117.00	14,766
25	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	114.50	16,406
25	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	114.00	32,422
40	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	108.00	3,125
25	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	111.00	5,078
25	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	112.50	23,828
50	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	112.00	24,219
25	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	113.00	25,391
25	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	114.00	43,750
50	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	115.00	85,937
25	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	116.50	91,797
25	U.S. Treasury 30-Year Bonds Futures, Call	11/21/08	123.00	2,734
25	U.S. Treasury Bonds Futures, Call	11/21/08	122.00	4,297
25	U.S. Treasury Bonds Futures, Put	11/21/08	115.00	67,578

	TOTAL WRITTEN OPTIONS
	(Premiums Received — $703,979)			$657,391

See Notes to Financial Statements.

36 | SMASh Series M Portfolio 2008 Annual Report

Statement of assets and liabilities
SMASh Series M Portfolio
October 31, 2008

ASSETS:
Investments, at value (Cost — $143,274,289)	$131,189,373
Cash	162,186
Receivable for securities sold	4,170,190
Deposits with brokers for open swap contracts	800,000
Interest receivable	437,425
Unrealized appreciation on swaps	32,148
Receivable for open swap contracts	29,723
Receivable from counterparty	26,527
Principal paydown receivable	17,472
Receivable from investment manager	16,738
Prepaid expenses	3,048

Total Assets	136,884,830

LIABILITIES:
Payable for securities purchased	26,566,372
Unrealized depreciation on swaps	789,757
Written options, at value (premium received $703,979)	657,391
Premiums for open swaps	367,195
Payable to counterparty	28,081
Interest payable for open swap contracts	4,930
Payable to broker — variation margin on open futures contracts	3,457
Trustees’ fees payable	135
Accrued expenses and other liabilities	41,151

Total Liabilities	28,458,469

TOTAL NET ASSETS	$108,426,361

REPRESENTED BY:
Capital	$108,426,361

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Annual Report | 37

Statement of operations
SMASh Series M Portfolio
For the Year Ended October 31, 2008

INVESTMENT INCOME:
Interest	$5,449,479
Dividends	61,479

Total Investment Income	5,510,958

EXPENSES:
Custody fees	33,959
Legal fees	26,258
Audit and tax	25,199
Insurance	1,578
Trustees’ fees	1,574
Miscellaneous expenses	15,369

Total Expenses	103,937
Less: Expense reimbursements (Note 2)	(100,966)
Fees paid indirectly (Note 1)	(2,971)

NET INVESTMENT INCOME	5,510,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND SWAP CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(3,026,803)
Futures contracts	478,308
Written options	1,810,790
Swap contracts	217,784

Net Realized Loss	(519,921)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(12,284,003)
Futures contracts	1,988,827
Written options	65,194
Swap contracts	(639,672)

Change in Net Unrealized Appreciation/Depreciation	(10,869,654)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND SWAP CONTRACTS	(11,389,575)

DECREASE IN NET ASSETS FROM OPERATIONS	$(5,878,617)

See Notes to Financial Statements.

38 | SMASh Series M Portfolio 2008 Annual Report

Statements of changes in net assets
SMASh Series M Portfolio

FOR THE YEARS ENDED OCTOBER 31,	2008	2007	†

OPERATIONS:
Net investment income	$5,510,958	$885,179
Net realized gain (loss)	(519,921)	461,161
Change in net unrealized appreciation/depreciation	(10,869,654)	128,936

Increase (Decrease) in Net Assets From Operations	(5,878,617)	1,475,276

CAPITAL TRANSACTIONS:
Proceeds from contributions	108,248,567	53,316,122
Value of withdrawals	(46,846,968)	(1,888,019)

Increase in Net Assets From Capital Transactions	61,401,599	51,428,103

INCREASE IN NET ASSETS	55,522,982	52,903,379

NET ASSETS:
Beginning of year	52,903,379	—

End of year	$108,426,361	$52,903,379

†	For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Annual Report | 39

Financial highlights
SMASh Series M Portfolio

FOR EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008	2007	[1]

NET ASSETS, END OF YEAR (000s)	$108,426	$52,903

Total return[2]	(5.07)%	3.59%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3]	0.10%	0.41%[4]
Net expenses[5,6]	0.00 [7]	0.00	[4]
Net investment income	5.67	5.27	[4]

PORTFOLIO TURNOVER RATE	90%[8]	553%[8]

[1]	For the period December 27, 2006 (inception date) to October 31, 2007.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by separately managed account sponsor to the Portfolio’s manager or subadvisers. All operating expenses of the Portfolio were reimbursed by the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Gross expenses do not include management fees paid to manager and subadviser. Management fees are paid directly or indirectly by the separate managed account sponsor.

[4]	Annualized.

[5]	Reflects expense reimbursements.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expense, to average net assets of the Portfolio will not exceed 0.00%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 582% for the year ended October 31, 2008 and 647% for the period ended October 31, 2007.

See Notes to Financial Statements.

40 | SMASh Series M Portfolio 2008 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

SMASh Series M Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net assets, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial futures contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional

SMASh Series M Portfolio 2008 Annual Report | 41

Notes to financial statements continued

securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

42 | SMASh Series M Portfolio 2008 Annual Report

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Stripped securities. The Portfolio invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(g) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the

SMASh Series M Portfolio 2008 Annual Report | 43

Notes to financial statements continued

option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

44 | SMASh Series M Portfolio 2008 Annual Report

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations and are amortized over the life of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Swaptions. The Portfolio may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the premium received is added to the basis of the swap agreement entered.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolio enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Portfolio bears the market risk arising from any change in index values or interest rates.

(k) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject

SMASh Series M Portfolio 2008 Annual Report | 45

Notes to financial statements continued

the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(n) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(o) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Effective June 16, 2008, the Portfolio implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. and New York state tax returns. No income tax returns are currently under examination.

46 | SMASh Series M Portfolio 2008 Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Portfolio. However, the Portfolio is an integral part of the separately managed account program, and the Portfolio’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.087% of the Portfolio’s daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio.

During the year ended October 31, 2008, the Portfolio had a voluntary expense limitation in place of 0.00%.

During the year ended October 31, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $100,966.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended October 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases	$48,632,705	$562,316,054
Sales	21,534,895	85,830,155

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,852
Gross unrealized depreciation	(12,260,094)

Net unrealized depreciation	$(12,125,242)

SMASh Series M Portfolio 2008 Annual Report | 47

Notes to financial statements continued

At October 31, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN

Contracts to Buy:
Eurodollar	378	3/09	$91,456,090	$92,402,100	$946,010
Eurodollar	75	9/09	18,231,388	18,259,688	28,300
Eurodollar	75	6/09	18,210,637	18,296,250	85,613
U.S. Treasury 5-Year Notes	117	12/08	13,076,585	13,251,164	174,579

					$1,234,502

Contracts to Sell:
U.S. Treasury 10-Year Notes	121	12/08	$13,975,090	$13,682,453	$292,637
U.S. Treasury 30-Year Notes	53	12/08	6,523,704	5,995,625	528,079

					$820,716

Net unrealized gain on open futures contracts					$2,055,218

During the year ended October 31, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF CONTRACTS/ NOTIONAL PAR	PREMIUMS

Written options, outstanding October 31, 2007	156	$80,317
Options written	8,204,056	2,826,518
Options closed	(601,202)	(846,383)
Options expired	(7,602,209)	(1,356,473)

Written options, outstanding October 31, 2008	801	$703,979

At October 31, 2008, the Portfolio held TBA securities with a total cost of $25,071,309.

At October 31, 2008, the Portfolio held the following swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	‡	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	‡	UNREALIZED APPRECIATION/ (DEPRECIATION)

INTEREST RATE SWAP:

Barclays Capital Inc.	$1,005,000	5/31/12	3-Month LIBOR		4.400%		$32,148

CREDIT DEFAULT SWAPS:

Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	100,000	6/20/12	(a	)	quarterly		$(8,779)
Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	2,000,000	6/20/12	(a	)	quarterly		(123,614)

48 | SMASh Series M Portfolio 2008 Annual Report

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	‡	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	‡	UNREALIZED APPRECIATION/ (DEPRECIATION)

CREDIT DEFAULT SWAPS:

Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	$1,500,000	6/20/12	(a	)	quarterly		$(124,743)
Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	1,000,000	6/20/12	(a	)	quarterly		(64,359)
Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	1,000,000	6/20/12	(a	)	quarterly		(73,091)
Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	500,000	6/20/12	(a	)	quarterly		(42,507)
Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	1,000,000	6/20/12	(a	)	quarterly		(87,971)
Barclays Capital Inc.
(CDX North America					0.750%
Crossover Index)	1,000,000	6/20/12	(a	)	quarterly		(81,136)
Barclays Capital Inc.
(CDX North America					0.600%
Crossover Index)	2,928,000	12/20/12	(a	)	quarterly		(60,416)
Barclays Capital Inc.
(CDX North America					0.350%
Crossover Index)	976,000	6/20/12	(a	)	quarterly		(46,104)
Barclays Capital Inc.
(CDX North America					1.400%
Crossover Index)	966,670	12/20/12	(a	)	quarterly		(77,037)

							$(789,757)

Net unrealized depreciation on open swap contracts							$(757,609)

‡	Percentage shown is an annual percentage rate.

(a)	As a seller of protection, the Portfolio will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively,

SMASh Series M Portfolio 2008 Annual Report | 49

Notes to financial statements continued

the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the

50 | SMASh Series M Portfolio 2008 Annual Report

“Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the

SMASh Series M Portfolio 2008 Annual Report | 51

Notes to financial statements continued

independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

* * *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Portfolio’s financial statement disclosures.

52 | SMASh Series M Portfolio 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SMASh Series M Portfolio, a series of Master Portfolio Trust, as of October 31, 2008 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series M Portfolio as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2008

SMASh Series M Portfolio 2008 Annual Report | 53

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 22 through 28 of this report.

54 | SMASh Series M Portfolio

SMASh Series M Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agent
Stephen R. Gross	PNC Global Investments Servicing
Richard E. Hanson, Jr.	(formerly, PFPC Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough,
Susan B. Kerley	Massachusetts 01581
Alan G. Merten
R. Richardson Pettit	Independent registered
public accounting firm
Investment manager	KPMG LLP
Legg Mason Partners Fund	345 Park Avenue
Advisor, LLC	New York, New York 10154

Subadvisers
Western Asset Management
Company

Western Asset Management
Company Limited

SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

SMASh SERIES M FUND 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC
AMXX010548 12/08 SR08-722

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2007 and October 31, 2008 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2007 and $47,800 in 2008.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $12,000 in 2007 and $0 in 2008. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in 2007 and $7,500 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2008.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.		CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)

under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: January 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: January 5, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: January 5, 2009